Insurance Contracts - Summary of Sensitivity Analysis of Net Result and Shareholders' Equity to Changes in Various Underwriting Risks (Detail) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021
On Share Holders Equity Insurance Contracts [member] | Twenty Percentage Increase In Lapse Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of shareholders' equity	[1]	€ (1)	€ 108
On Share Holders Equity Insurance Contracts [member] | Twenty Percentage Decrease In Lapse Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of shareholders' equity	[1]	(12)	(110)
On Share Holders Equity Insurance Contracts [member] | Five Percentage Increase In Mortality Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of shareholders' equity	[1]	(140)	340
On Share Holders Equity Insurance Contracts [member] | Five Percentage Decrease In Mortality Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of shareholders' equity	[1]	(50)	(434)
On Share Holders Equity Insurance Contracts [member] | Ten Percentage Increase In Morbidity Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of shareholders' equity	[1]	(389)	(292)
On Share Holders Equity Insurance Contracts [member] | Ten Percentage Decrease In Morbidity Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of shareholders' equity	[1]	108	178
Insurance [member] | Twenty Percentage Increase In Lapse Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of net result	[1]	1	109
Insurance [member] | Twenty Percentage Decrease In Lapse Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of net result	[1]	(16)	(115)
Insurance [member] | Five Percentage Increase In Mortality Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of net result	[1]	(147)	295
Insurance [member] | Five Percentage Decrease In Mortality Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of net result	[1]	(46)	(378)
Insurance [member] | Ten Percentage Increase In Morbidity Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of net result	[1]	(394)	(284)
Insurance [member] | Ten Percentage Decrease In Morbidity Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of net result	[1]	€ 109	€ 175

[1]	Includes the approximate effects of the disposal group